Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Operating income (loss)		$ 44,338	$ (1,155,970)	$ (2,648,546)	$ (253,172)
Less: Income tax expense		(28)		(788)	1,072
Less: Net loss attributable to noncontrolling interests - Ben		(7,713)	(44,552)	(579,332)	(136,942)
Less: Noncontrolling interest guaranteed payment		(4,356)	(4,105)	(16,793)	(15,822)
Net loss attributable to common shareholders		47,667	(1,115,523)	(2,095,641)	(130,980)
External revenues
Investment loss, net		11,028	500	4,791	(54,010)
Loss on financial instruments, net		(1,183)	(3,461)	(104,521)	(51,421)
Interest income		12	116	457	412
Trust services and administration revenues		189	102	365	30
Other income				212	86
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues		10,046	(2,743)	(98,696)	(104,903)
External expenses
Employee compensation and benefits		3,850	35,823	65,129	45,527
Interest expense		4,288	3,784	17,559	15,471
Professional services		5,544	10,373	29,999	38,422
Provision for credit losses		524		6,016	20,580
Loss on impairment of goodwill		3,394	1,096,305	2,354,320
Release of loss contingency related to arbitration award		(54,973)		(55,000)
Other expenses		3,081	6,942	21,854	28,269
Intersegment expenses
Interest expense
Provision for loan losses
Other expenses
Total expenses		(34,292)	1,153,227	2,549,850	148,269
Loans to Customer ExAlt Trusts, net
Investments, at fair value		331,367		329,119	497,221
Other assets		16,625		22,676	42,448
Goodwill and intangible assets, net		13,312		16,706	2,371,026		$ 2,370,850
Total Assets		361,304		368,501	2,910,695	[1]
Less: Loss on extinguishment of debt, net (intersegment elimination)				(8,846)
Less: Income tax expense		28		788	(1,072)
Loss on arbitration	$ (55,000)			54,973
Provision for credit losses					20,580
Consolidated Entity, Excluding Consolidated VIE [Member]
Less: Net loss attributable to noncontrolling interests - Ben		7,187	30,686	535,157	19,081
Parent Company [Member]
Less: Income tax expense				(121)	1,072
Intersegment expenses
Investments, at fair value				6	5,362	[1]
Less: Income tax expense				121	(1,072)
Ben Liquidity [Member]
External expenses
Loss on impairment of goodwill				1,725,880
Ben Custody [Member]
External expenses
Loss on impairment of goodwill		3,129		583,323
Operating Segments [Member] | Ben Liquidity [Member]
Operating income (loss)		(514)	(903,026)	(1,810,964)	(46,512)
External revenues
Investment loss, net
Loss on financial instruments, net
Interest income
Trust services and administration revenues
Other income
Intersegment revenues
Interest income		10,849	12,007	46,947	50,819
Trust services and administration revenues
Total revenues		10,849	12,007	46,947	50,819
External expenses
Employee compensation and benefits		430	2,493	5,903	8,527
Interest expense		3,081	758	8,724	2,893
Professional services		474	633	1,993	2,849
Provision for credit losses
Loss on impairment of goodwill			901,000	1,725,880
Release of loss contingency related to arbitration award
Other expenses		451	654	2,057	2,313
Intersegment expenses
Interest expense
Provision for loan losses		6,927	9,495	113,354	80,749
Other expenses
Total expenses		11,363	915,033	1,857,911	97,331
Loans to Customer ExAlt Trusts, net		255,858		256,184	366,760
Investments, at fair value
Other assets		2,310		5,814	9,447
Goodwill and intangible assets, net					1,725,880
Total Assets		258,168		261,998	2,102,087
Loss on arbitration
Provision for credit losses
Operating Segments [Member] | Ben Custody [Member]
Operating income (loss)		1,287	(189,997)	(588,811)	24,046
External revenues
Investment loss, net
Loss on financial instruments, net
Interest income
Trust services and administration revenues		189	8	365	30
Other income
Intersegment revenues
Interest income
Trust services and administration revenues		5,193	6,568	24,169	29,012
Total revenues		5,382	6,576	24,534	29,042
External expenses
Employee compensation and benefits		356	560	2,297	2,219
Interest expense
Professional services		396	501	1,187	2,018
Provision for credit losses
Loss on impairment of goodwill		3,129	195,305	583,323
Release of loss contingency related to arbitration award
Other expenses		214	207	997	759
Intersegment expenses
Interest expense
Provision for loan losses				25,541
Other expenses
Total expenses		4,095	196,573	613,345	4,996
Loans to Customer ExAlt Trusts, net
Investments, at fair value
Other assets		21,884		20,398	47,466
Goodwill and intangible assets, net		7,767		10,896	594,219
Total Assets		29,651		31,294	641,685
Loss on arbitration
Provision for credit losses
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Operating income (loss)		44,091	(49,081)	(210,169)	(112,845)
Operating Segments [Member] | Customer Ex Alt Trusts [Member]
Operating income (loss)		(29,629)	(38,410)	(248,065)	(248,038)
External revenues
Investment loss, net		11,028	500	4,791	(54,010)
Loss on financial instruments, net		(1,175)	(1,803)	(102,584)	(35,085)
Interest income			8	10	54
Trust services and administration revenues
Other income				215
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues		9,853	(1,295)	(97,568)	(89,041)
External expenses
Employee compensation and benefits
Interest expense			1,874	4,091	8,957
Professional services		622	1,261	3,277	5,033
Provision for credit losses		522		254
Loss on impairment of goodwill
Release of loss contingency related to arbitration award
Other expenses		120	356	1,191	1,905
Intersegment expenses
Interest expense		34,799	29,780	126,339	110,905
Provision for loan losses
Other expenses		3,419	3,844	15,345	18,354
Total expenses		39,482	37,115	150,497	158,997
Loans to Customer ExAlt Trusts, net
Investments, at fair value		331,367		329,113	491,859
Other assets		19,362		19,467	10,447
Goodwill and intangible assets, net
Total Assets		350,729		348,580	502,306
Loss on arbitration
Provision for credit losses					13,843
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Operating income (loss)		44,091	(49,081)	(210,169)	(112,845)
External revenues
Investment loss, net
Loss on financial instruments, net		(8)	(1,658)	(1,937)	(16,336)
Interest income		12	108	447	358
Trust services and administration revenues			94
Other income				(3)	86
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues		4	(1,456)	(1,493)	(15,892)
External expenses
Employee compensation and benefits		3,064	32,770	56,929	34,781
Interest expense		1,207	1,152	4,744	3,621
Professional services		4,052	7,978	23,542	28,522
Provision for credit losses		2		5,762
Loss on impairment of goodwill		265		45,117
Release of loss contingency related to arbitration award		(54,973)
Other expenses		2,296	5,725	17,609	23,292
Intersegment expenses
Interest expense
Provision for loan losses
Other expenses
Total expenses		(44,087)	47,625	208,676	96,953
Loans to Customer ExAlt Trusts, net
Investments, at fair value				6	5,362
Other assets		9,250		12,510	21,849
Goodwill and intangible assets, net		5,545		5,810	50,927
Total Assets		14,795		18,326	78,138
Loss on arbitration				54,973
Provision for credit losses					6,737
Intersegment Eliminations [Member]
Operating income (loss)		29,103	24,544	209,463	130,177
External revenues
Investment loss, net
Loss on financial instruments, net
Interest income
Trust services and administration revenues
Other income
Intersegment revenues
Interest income		(10,849)	(12,007)	(46,947)	(50,819)
Trust services and administration revenues		(5,193)	(6,568)	(24,169)	(29,012)
Total revenues		(16,042)	(18,575)	(71,116)	(79,831)
External expenses
Employee compensation and benefits
Interest expense
Professional services
Provision for credit losses
Loss on impairment of goodwill
Release of loss contingency related to arbitration award
Other expenses
Intersegment expenses
Interest expense		(34,799)	(29,780)	(126,339)	(110,905)
Provision for loan losses		(6,927)	(9,495)	(138,895)	(80,749)
Other expenses		(3,419)	(3,844)	(15,345)	(18,354)
Total expenses		(45,145)	$ (43,119)	(280,579)	(210,008)
Loans to Customer ExAlt Trusts, net		(255,858)		(256,184)	(366,760)
Investments, at fair value
Other assets		(36,181)		(35,513)	(46,761)
Goodwill and intangible assets, net
Total Assets		$ (292,039)		(291,697)	(413,521)
Less: Loss on extinguishment of debt, net (intersegment elimination)				3,940
Loss on arbitration
Provision for credit losses
Intersegment Eliminations [Member] | Ben Liquidity [Member]
Intersegment expenses
Provision for credit losses				$ 113,400	$ 80,700

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.